Concentrations (Tables)	9 Months Ended
Sep. 30, 2017
Risks And Uncertainties [Abstract]
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
COSCON(1)	$83,060	$76,548	$238,612	$223,531
Yang Ming	37,899	33,591	104,192	87,921
MOL	30,950	30,972	92,248	86,814
CSCL Asia(1)	19,460	31,580	64,525	95,139
Other	39,644	52,184	117,366	171,307
	$211,013	$224,875	$616,943	$664,712

(1)	While the Company continues to charter vessels separately to CSCL Asia and COSCON, CSCL Asia and COSCON merged their container shipping business in March 2016.